LONG TERM DEBT (Details ) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt, Gross		$ 5,728,792	$ 3,863,827
Less current maturities		(4,279,531)	(2,325,339)
Total Long-term debt		1,449,261	1,538,488
Note Bearing Interest Eight [Member]
Total Long-term debt		$ 32,752	38,488
Interest rate		18.00%
Due date		Oct. 01, 2023
Convertible Notes Payable Sixteen [Member]
Total Long-term debt		$ 0	483,150
Interest rate		18.00%
Due date		Dec. 31, 2020
Convertible Notes Payable Fifteen [Member]
Total Long-term debt		$ 253,184	0
Interest rate		15.00%
Due date		Feb. 15, 2023
Convertible Notes Payable Seventeen [Member]
Total Long-term debt		$ 135,888	0
Interest rate		18.00%
Due date		Mar. 31, 2023
Convertible Notes Payable Eighteen [Member]
Total Long-term debt		$ 0	116,562
Interest rate		8.00%
Due date		Apr. 15, 2021
Convertible Notes Payable Nine [Member]
Total Long-term debt		$ 1,960,965	0
Interest rate		17.50%
Due date		Feb. 28, 2026
Convertible Notes Payable Ten [Member]
Total Long-term debt		$ 50,892	0
Interest rate		14.00%
Due date		Jan. 15, 2023
Convertible Notes Payable Eleven [Member]
Total Long-term debt		$ 329,227	0
Interest rate		14.00%
Due date		Apr. 21, 2023
Convertible Notes Payable Twelve [Member]
Total Long-term debt		$ 108,778	0
Interest rate		14.00%
Due date		Feb. 28, 2023
Convertible Notes Payable Thirteen [Member]
Total Long-term debt		$ 506,370	0
Interest rate		15.00%
Due date		Jan. 25, 2023
Convertible Notes Payable Fourteen [Member]
Total Long-term debt		$ 253,184	0
Interest rate		15.00%
Due date		Feb. 01, 2023
Notes Payable One [Member]
Long-Term Debt, Gross	$ 6,909,119	$ 578,802
Total Long-term debt		$ 0	379,458
Interest rate	12.00%	12.00%
Due date		Jul. 31, 2022
Notes Payable Two [Member]
Long-Term Debt, Gross		$ 578,802	541,589
Total Long-term debt	$ 77,506	$ 0
Interest rate	15.00%	12.00%
Due date	Jun. 14, 2024
Due date		May, 2023
Notes Payable Three [Member]
Long-Term Debt, Gross	$ 512,500	$ 506,250
Total Long-term debt		$ 0	145,301
Interest rate	18.00%	12.00%
Due date	Sep. 01, 2023	Apr. 27, 2022
Notes Payable Four [Member]
Long-Term Debt, Gross	$ 32,942	$ 32,752
Total Long-term debt		$ 0	235,548
Interest rate	18.00%	12.00%
Due date	Oct. 01, 2028	Apr. 25, 2022
Notes Payable Five [Member]
Long-Term Debt, Gross		$ 0	242,151
Total Long-term debt	$ 1,943,390	$ 1,960,965
Interest rate	17.50%	12.00%
Due date	Feb. 28, 2026	May 12, 2022
Note Bearing Interest Six [Member]
Total Long-term debt		$ 1,012,500	1,012,637
Interest rate		18.00%
Due date		Oct. 01, 2023
Note Bearing Interest Seven [Member]
Total Long-term debt		$ 506,250	506,318
Interest rate		18.00%
Due date		Oct. 01, 2023
Notes Payables [Member]
Total Long-term debt		$ 0	$ 162,625
Interest rate		12.00%
Due date		Jul. 31, 2022